Derivative financial instruments - Hedging instruments which are carried on the Group balance sheet (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ (1,571,000,000)	£ 135,000,000
Nominal amount	104,568,000,000	98,320,000,000
Fair value hedges [member] | Interest rate risk [member] | IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	55,552,000,000
Fair value hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ (82,000,000)	£ 29,000,000
Nominal amount	7,889,000,000	3,525,000,000
Fair value hedges [member] | Inflation risk [member] | IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	6,101,000,000
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ 739,000,000	£ (380,000,000)
Nominal amount	66,515,000,000	75,389,000,000
Cash flow hedges [member] | Interest rate risk [member] | IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	15,223,000,000
Cash flow hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ 31,000,000
Nominal amount	1,258,000,000
Cash flow hedges [member] | Inflation risk [member] | IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0
Hedges of net investment [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ 288,000,000	£ (745,000,000)
Nominal amount	11,196,000,000	15,300,000,000
Hedges of net investment [member] | Foreign exchange risk [member] | IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0
Derivatives [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	£ 110,000,000	£ 106,000,000
Hedging instrument, liabilities	(44,000,000)	(41,000,000)
Derivatives [member] | Fair value hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	26,000,000	37,000,000
Hedging instrument, liabilities	(542,000,000)	(8,000,000)
Derivatives [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	3,000,000	11,000,000
Hedging instrument, liabilities	(1,000,000)	(6,000,000)
Derivatives [member] | Cash flow hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	4,000,000
Hedging instrument, liabilities	0
Derivatives [member] | Hedges of net investment [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	30,000,000	0
Hedging instrument, liabilities	0	(10,000,000)
Loans and advances [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loans and advances [member] | Fair value hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loans and advances [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loans and advances [member] | Cash flow hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0
Loans and advances [member] | Hedges of net investment [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ (10,051,000,000)	£ (12,325,000,000)